Stockholders' Equity - Additional Information (Details) - USD ($)		1 Months Ended
	Aug. 15, 2019	Aug. 31, 2019	Jun. 30, 2021
Private Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price per share of warrants outstanding.		$ 1.00
Commencement of warrants exercisable after the completion of merger		65 days
Cancellation Of Warrants		$ 4,000,000
Purchase Price Of Warrants		$ 12,000,000,000
Public Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price per share of warrants outstanding.	$ 11.50
Expiration period of warrants exercisable after the closing date of merger	5 years
Commencement of warrants exercisable after the completion of merger	65 days
Closing price of common stock trading period		20 days
Closing Price Of Common Stock Trading Period, Maximum number of days		30 days
Warrant, exercise price, Increase		$ 18.00
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price per share of warrants outstanding.		$ 11.50
Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase of common stock			26,000,000
IPO | Public Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants issued to purchase of common stock	18,000,000